Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET) (Detail) - Board of directors [member] - SEK (kr)
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes Of Employee Benefits Expense [line items]
Salary	kr 102,641,439	kr 102,919,999
Termination beneﬁts		8,977,037
Annual variable remuneration provision earned for the year	28,289,319	26,041,833
Long-term variable compensation provision 2)	62,641,077	34,900,547
Pension costs	41,674,125	39,666,567
Other beneﬁts	22,366,555	12,209,752
Social charges and taxes 4)	61,052,148	57,770,661
Total	318,664,663	282,486,396
The President and CEO [member]
Classes Of Employee Benefits Expense [line items]
Salary	16,299,080	15,362,592
Long-term variable compensation provision 2)	31,491,325	18,351,265
Pension costs	8,284,891	7,890,372
Other beneﬁts	600,572	424,513
Social charges and taxes 4)	17,807,558	13,205,431
Total	74,483,426	55,234,173
Other Members of Executive Team [member]
Classes Of Employee Benefits Expense [line items]
Salary	86,342,359	87,557,407
Termination beneﬁts		8,977,037
Annual variable remuneration provision earned for the year	28,289,319	26,041,833
Long-term variable compensation provision 2)	31,149,752	16,549,282
Pension costs	33,389,234	31,776,195
Other beneﬁts	21,765,983	11,785,239
Social charges and taxes 4)	43,244,590	44,565,230
Total	kr 244,181,237	kr 227,252,223